SUPPLEMENT DATED MARCH 20, 2023

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2022

FOR CLASS A, CLASS C, CLASS I, CLASS I-2 and CLASS R6

This supplement revises the Pacific Funds Prospectus dated August 1, 2022 for Class A, Class C, Class I, Class I-2 and Class R6 Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references to the mailing address of P.O. Box 9768, Providence, RI 02940-9768 are deleted and replaced with the following: P.O. Box 534462, Pittsburgh, PA 15253.

In addition, all references to the mailing address of 4400 Computer Drive, Westborough, MA 01581 are deleted and replaced with the following: AIM 154-0520, 500 Ross Street, Pittsburgh, PA 15262.

In addition, all references to the processing location in Westborough, MA are changed to Pittsburgh, PA.

SUPPLEMENT DATED MARCH 20, 2023

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2022

FOR CLASS P SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2022 for Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references to the mailing address of P.O. Box 9768, Providence, RI 02940-9768 are deleted and replaced with the following: P.O. Box 534462, Pittsburgh, PA 15253.

In addition, all references to the mailing address of 4400 Computer Drive, Westborough, MA 01581 are deleted and replaced with the following: AIM 154-0520, 500 Ross Street, Pittsburgh, PA 15262.

NOTICE OF PROPOSED LIQUIDATION OF CERTAIN FUNDS

On or about April 15, 2023 (the “Liquidation Date”), each of the following series (a “Liquidating Fund”) of Pacific Funds Series Trust (the “Trust”) is scheduled to be liquidated: PF Inflation Managed Fund, PF Managed Bond Fund, PF Short Duration Bond Fund, PF Emerging Markets Debt Fund, PF Large-Cap Value Fund, PF Small-Cap Growth Fund, PF Small-Cap Value Fund, PF Emerging Markets Fund, PF International Growth Fund, PF International Small-Cap Fund, PF International Value Fund, PF Multi-Asset Fund and PF Real Estate Fund.

The only shareholders of the Liquidating Funds are the Portfolio Optimization Funds, which are other series of the Trust that operate as “fund of funds” and invest in the Liquidating Funds. In connection with the expected reorganization of the Portfolio Optimization Funds into newly created corresponding series of a different trust, the Portfolio Optimization Funds intend to redeem all of their shares of the Liquidating Funds, leaving the Liquidating Funds with no assets.

As soon as is reasonably practicable, in anticipation of the expected redemptions by the Portfolio Optimization Funds and the subsequent liquidation of the Liquidating Funds, each Liquidating Fund will, to the extent possible, convert all portfolio securities and other assets to cash or cash equivalents. In doing so, the Liquidating Funds are expected to deviate from their investment goals and investment strategies in advance of the Liquidation Date. For example, short-term money market or other instruments may be held by a Liquidating Fund in anticipation of the redemptions by the Portfolio Optimization Funds and/or its liquidation. These investments will not perform in the same manner as investments held by the Liquidating Fund under normal circumstances.

Disclosure Changes. All references to and information regarding the Liquidating Funds in the Trust’s registration statement (including the Prospectus and Statement of Additional Information) will be deleted effective upon the Liquidation Date.  No further notification regarding the liquidation of the Liquidating Funds will be provided, unless circumstances change from those described above.

SUPPLEMENT DATED MARCH 20, 2023

TO THE PACIFIC FUNDS STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2022

This supplement revises the Pacific Funds Statement of Additional Information dated August 1, 2022, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI. The changes in this supplement are currently in effect unless otherwise noted. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

All references to the mailing address of P.O. Box 9768, Providence, RI 02940-9768 are deleted and replaced with the following: P.O. Box 534462, Pittsburgh, PA 15253.

In addition, all references to the mailing address of 4400 Computer Drive, Westborough, MA 01581 are deleted and replaced with the following: AIM 154-0520, 500 Ross Street, Pittsburgh, PA 15262.

NOTICE OF PROPOSED LIQUIDATION OF CERTAIN FUNDS

On or about April 15, 2023 (the “Liquidation Date”), each of the following series (a “Liquidating Fund”) of Pacific Funds Series Trust (the “Trust”) is scheduled to be liquidated: PF Emerging Markets Debt Fund, PF Emerging Markets Fund, PF Inflation Managed Fund, PF International Growth Fund, PF International Small-Cap Fund, PF International Value Fund, PF Large-Cap Value Fund, PF Managed Bond Fund, PF Multi-Asset Fund, PF Real Estate Fund, PF Short Duration Bond Fund, PF Small-Cap Growth Fund and PF Small-Cap Value Fund. All references to and information regarding the Liquidating Funds will be deleted from the SAI effective upon the Liquidation Date.

ORGANIZATION AND MANAGEMENT OF THE TRUST

In the table in the Management Information section, all references and information for Jane M. Guon have been deleted and the following is added after the information for Carleton J. Muench in the Interested Persons table.

Name and Age	Position(s) with the Trust and Length of Time Served[1]	Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen[2]
Starla C. Yamauchi Year of birth 1970	Secretary and Assistant Vice President since 1/04/23	Secretary (1/23 to present), Assistant Vice President (11/21 to present), and Assistant Secretary (8/15 to 1/23) of Pacific Life; Secretary (1/23 to present), Assistant Vice President (11/21 to present), and Assistant Secretary (5/16 to 1/23) of Pacific LifeCorp; Secretary (1/23 to present), Assistant Vice President (5/22 to present), and Assistant Secretary (5/16 to 1/23) of Pacific Mutual Holding Company; Secretary (1/23 to present), Assistant Vice President (1/23 to present) and Assistant Secretary (5/19 to 1/23) of Pacific Select Distributors, LLC; Secretary (1/23 to present) and Assistant Vice President (1/23 to present) of Pacific Select Fund.	84

OTHER INFORMATION

In the Proxy Voting Policies and Procedures section, the second sentence of the How shares will be voted by the Portfolio Optimization Funds subsection is deleted and replaced with the following:

If an Underlying Fund calls a shareholder meeting and solicits proxies, the Portfolio Optimization Funds will vote their shares in accordance with the following: (1) if there are “Direct Investors” (shareholders other than a Portfolio Optimization Fund, Pacific Life, PLFA and their affiliates) of an Underlying Fund, the Fund-of-Funds will vote any proxies of the Underlying Fund in the same proportion as the voting instructions received from all Direct Investors (“mirror voting”); (2) if there are no Direct Investors of an Underlying Fund, the Fund-of-Funds will seek voting instructions from the shareholders of the Portfolio Optimization Fund, in which case the Trust will vote proxies in the same proportion as the instructions timely received from shareholders of a Portfolio Optimization Fund, as applicable (“pass through voting”); (3) in the event a Portfolio Optimization Fund and an Underlying Fund solicit a proxy for an identical proposal and there are no Direct Investors of the Underlying Fund, then the Trust will pass through and mirror vote their proxies of the Underlying Fund in the same proportions as the voting instructions received on the proposal by the shareholders of a Portfolio Optimization Fund, as applicable; or (4) the Trust may vote proxies in a manner as determined by the Board of Trustees of the Trust.